GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$38,271	$36,758	$(2,541)	$(1,847)	$35,730	$34,911
Acquisitions through business combinations	6,232	3,899	—	—	6,232	3,899
Impairment losses	—	—	(156)	(828)	(156)	(828)
Foreign currency translation and other[1]	266	(2,386)	1,283	134	1,549	(2,252)
Balance, end of year	$44,769	$38,271	$(1,414)	$(2,541)	$43,355	$35,730

Disclosure of detailed information about goodwill
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Infrastructure	(a)	$19,328	$14,209
Private Equity	(b)	14,240	12,726
Renewable Power and Transition	(c)	7,639	6,903
Real Estate (LP Investments and Super Core, Core Plus, Value Add and Opportunistic) and Other[1]	(d)	2,148	1,892
Total		$43,355	$35,730
1.Real estate Super Core, Core Plus, Value Add and Opportunistic investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.